Capital management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Capital management
Equity	€ 33,331	€ 46,475	€ 43,889	€ 51,536
Share of total equity and liabilities	53.5	67.0
Current financial liabilities	€ 11,290	€ 850
Non-current financial liabilities	9,866	16,321
Total financial liabilities	€ 21,156	€ 17,171
Share of total equity and liabilities	34.0	24.8
Total equity and liabilities	€ 62,305	€ 69,352